PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 62.8% of Net Assets
Non-Convertible Bonds – 57.1%
	ABS Other – 0.5%
$23,489,828	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)(c)	$22,315,336
20,216,062	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(a)(b)(c)(d)	16,132,418
8,431,082	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(a)(b)(c)(d)	4,216,384
32,585,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(a)(b)(c)(d)(e)	—
10,855,053	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(c)(f)	10,701,155

		53,365,293

	Aerospace & Defense – 1.2%
26,680,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	26,794,457
1,510,000	Bombardier, Inc., 7.350%, 12/22/2026, 144A, (CAD)	1,151,892
11,844,000	Bombardier, Inc., 7.450%, 5/01/2034, 144A	11,607,120
4,055,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	4,497,036
10,576,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	10,311,600
10,821,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039, 144A	11,632,575
328,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	352,600
6,995,000	Textron Financial Corp., 3-month LIBOR + 1.735%, 4.253%, 2/15/2067, 144A(g)	5,456,100
23,658,000	Textron, Inc., EMTN, 6.625%, 4/07/2020, (GBP)	31,113,142
25,941,000	TransDigm, Inc., 6.500%, 7/15/2024	26,232,836

		129,149,358

	Airlines – 1.0%
29,295,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	30,182,639
4,523,620	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	4,554,988
4,409,074	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	4,391,774
2,317,992	Continental Airlines Pass Through Certificates, Series 2012-1, Class B, 6.250%, 10/11/2021	2,364,769
2,472,992	Continental Airlines Pass Through Certificates, Series 2012-2, Class B, 5.500%, 4/29/2022	2,538,971
1,207	Continental Airlines Pass Through Trust, Series 1999-2, Class B, 7.566%, 9/15/2021	1,242

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$284,489	Continental Airlines Pass Through Trust, Series 2001-1, Class A-1, 6.703%, 12/15/2022(c)(f)	$304,409
5,381,602	United Airlines Pass Through Trust, Series 2014-1, Class A, 4.000%, 10/11/2027	5,650,682
56,320,000	Virgin Australia Holdings Ltd., 8.500%, 11/15/2019, 144A	56,995,840
1,138,881	Virgin Australia Pass Through Certificates, Series 2013-1B, 6.000%, 4/23/2022, 144A	1,158,607

		108,143,921

	Automotive – 1.0%
3,641,000	Allison Transmission, Inc., 4.750%, 10/01/2027, 144A	3,613,692
3,172,000	Cummins, Inc., 6.750%, 2/15/2027	3,868,809
1,560,000	Ford Motor Co., 6.625%, 2/15/2028	1,747,996
1,580,000	Ford Motor Co., 7.500%, 8/01/2026	1,845,684
26,145,000	Ford Motor Credit Co. LLC, 5.596%, 1/07/2022	27,676,829
37,875,000	General Motors Financial Co., Inc., 4.375%, 9/25/2021	39,094,605
12,479,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	11,855,050
6,201,000	Goodyear Tire & Rubber Co. (The), 7.000%, 3/15/2028	6,635,070
9,660,000	Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc., 7.875%, 10/01/2022, 144A	9,201,150

		105,538,885

	Banking – 5.2%
4,423,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	4,551,249
59,285,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	62,805,438
54,910,000	Bank of Nova Scotia (The), 2.130%, 6/15/2020, (CAD)	42,016,811
22,200,000	BNP Paribas S.A., (fixed rate to 6/25/2037, variable rate thereafter), 7.195%, 144A(h)	24,017,736
7,340,000	Citigroup, Inc., 4.500%, 1/14/2022	7,715,722
52,380,000	Citigroup, Inc., 5.130%, 11/12/2019, (NZD)	35,550,015
4,045,000	Cooperatieve Rabobank UA, 3.950%, 11/09/2022	4,195,926
2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	1,976,998
27,405,000	Goldman Sachs Group, Inc. (The), 3.550%, 2/12/2021, (CAD)	21,364,830
4,065,000	Goldman Sachs Group, Inc. (The), GMTN, 5.375%, 3/15/2020	4,148,674

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Banking – continued
$26,445,000	Intesa Sanpaolo SpA, 5.017%, 6/26/2024, 144A	$26,516,856
6,600,000	Morgan Stanley, 3.950%, 4/23/2027	6,903,429
47,205,000	Morgan Stanley, 4.350%, 9/08/2026	50,619,170
75,000,000	Morgan Stanley, GMTN, 5.000%, 9/30/2021, (AUD)	56,221,124
139,740,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	147,099,292
15,000,000	Morgan Stanley, MTN, 6.250%, 8/09/2026	17,999,564
68,800,000	Morgan Stanley, Series MPLE, 3.125%, 8/05/2021, (CAD)	53,632,530
2,250,000	National Australia Bank Ltd., 5.000%, 3/11/2024, (AUD)	1,805,946

		569,141,310

	Brokerage – 1.0%
2,010,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.250%, 8/15/2024, 144A	1,974,162
51,270,000	Jefferies Group LLC, 5.125%, 1/20/2023	54,913,589
29,470,000	Jefferies Group LLC, 6.250%, 1/15/2036	31,760,441
22,428,000	Jefferies Group LLC, 6.450%, 6/08/2027	25,397,268

		114,045,460

	Building Materials – 0.2%
7,794,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	7,696,575
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,787,524
841,000	Masco Corp., 7.125%, 3/15/2020	865,161
4,534,000	Masco Corp., 7.750%, 8/01/2029	5,695,199
650,000	Owens Corning, 4.400%, 1/30/2048	551,413
6,344,000	Owens Corning, 7.000%, 12/01/2036	7,527,430

		27,123,302

	Cable Satellite – 0.9%
24,710,000	CSC Holdings LLC, 5.375%, 2/01/2028, 144A	25,667,512
9,330,000	DISH DBS Corp., 5.000%, 3/15/2023	9,015,112
37,585,000	Shaw Communications, Inc., 5.650%, 10/01/2019, (CAD)	28,941,211

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	$5,783,979
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	578,716
15,800,000	Videotron Ltd., 5.625%, 6/15/2025, 144A, (CAD)	12,892,042
19,615,000	Ziggo BV, 5.500%, 1/15/2027, 144A	19,952,574

		102,831,146

	Chemicals – 1.4%
18,254,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	18,117,095
33,969,000	Hexion, Inc., 7.875%, 2/15/2023(d)(i)	5,859,652
11,305,000	Hexion, Inc., 9.200%, 3/15/2021(d)(i)	1,950,113
17,370,000	Hexion, Inc./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/2020(d)(i)	2,996,325
119,535,000	INVISTA Finance LLC, 4.250%, 10/15/2019, 144A	120,217,024
6,795,000	Methanex Corp., 5.250%, 3/01/2022	7,079,055
2,305,000	TPC Group, Inc., 8.750%, 12/15/2020, 144A	2,296,356

		158,515,620

	Construction Machinery – 0.4%
27,030,000	Toro Co. (The), 6.625%, 5/01/2037(c)(f)	33,201,071
3,280,000	United Rentals North America, Inc., 4.875%, 1/15/2028	3,345,600
9,505,000	United Rentals North America, Inc., 6.500%, 12/15/2026	10,289,162

		46,835,833

	Consumer Cyclical Services – 0.1%
8,919,000	ServiceMaster Co. LLC (The), 7.450%, 8/15/2027	9,554,479

	Consumer Products – 0.1%
15,473,000	Avon Products, Inc., 8.950%, 3/15/2043	16,304,674

	Diversified Manufacturing – 0.2%
8,950,000	General Electric Co., 4.500%, 3/11/2044	8,683,493
11,695,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 2.897%, 5/13/2024(g)	10,916,850
2,080,000	General Electric Co., Series D, (fixed rate to 1/21/2021, variable rate thereafter), 5.000%(h)	2,006,077

		21,606,420

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Electric – 1.0%
$3,075,000		AES Corp. (The), 4.875%, 5/15/2023	$3,128,935
41,683,849		Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	46,744,625
38,973,000		EDP Finance BV, 4.125%, 1/15/2020, 144A	39,058,741
8,663,000		Empresa Nacional de Electricidad S.A., 7.875%, 2/01/2027	10,894,793
12,250,000		Vistra Energy Corp., 5.875%, 6/01/2023	12,525,625

			112,352,719

		Finance Companies – 3.7%
3,100,000		AGFC Capital Trust I, 3-month LIBOR + 1.750%, 4.347%, 1/15/2067, 144A(a)(b)(c)(g)	1,565,629
15,585,000		Antares Holdings LP, 6.000%, 8/15/2023, 144A	15,840,984
2,340,000		iStar, Inc., 4.625%, 9/15/2020	2,360,475
1,890,000		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	1,918,350
27,420,000		Navient Corp., 5.500%, 1/25/2023	28,174,050
2,830,000		Navient Corp., 5.875%, 10/25/2024	2,861,837
150,996	(††)	Navient Corp., 6.000%, 12/15/2043	3,095,040
35,296,000		Navient Corp., 6.750%, 6/15/2026	36,619,600
75,327,000		Navient Corp., MTN, 6.125%, 3/25/2024	77,210,175
2,950,000		Navient Corp., MTN, 7.250%, 1/25/2022	3,182,312
51,024,000		Navient Corp., Series A, MTN, 5.625%, 8/01/2033	42,477,480
10,870,000		Quicken Loans, Inc., 5.250%, 1/15/2028, 144A	10,815,650
31,410,000		Springleaf Finance Corp., 6.875%, 3/15/2025	34,393,322
10,145,000		Springleaf Finance Corp., 7.125%, 3/15/2026	11,115,116
36,085,000		Springleaf Finance Corp., 7.750%, 10/01/2021	39,467,969
77,845,000		Springleaf Finance Corp., 8.250%, 10/01/2023	90,222,355

			401,320,344

		Financial Other – 0.3%
35,775,000		Nationstar Mortgage Holdings, Inc., 9.125%, 7/15/2026, 144A	36,311,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Food & Beverage – 0.0%
$1,500,000	Fonterra Co-operative Group Ltd., MTN, 4.500%, 6/30/2021, (AUD)	$1,111,581

	Gaming – 0.2%
17,635,000	International Game Technology PLC, 6.250%, 1/15/2027, 144A	19,288,281

	Government Owned—No Guarantee – 0.5%
28,720,000	Pertamina Persero PT, 6.450%, 5/30/2044, 144A	35,145,457
24,335,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	23,531,945

		58,677,402

	Healthcare – 2.6%
5,175,000	HCA, Inc., 5.375%, 9/01/2026	5,576,062
27,204,000	HCA, Inc., 7.050%, 12/01/2027	30,740,520
27,545,000	HCA, Inc., 7.500%, 11/06/2033	31,676,750
45,324,000	HCA, Inc., 8.360%, 4/15/2024	52,349,220
6,944,000	HCA, Inc., MTN, 7.580%, 9/15/2025	7,985,600
12,446,000	HCA, Inc., MTN, 7.750%, 7/15/2036	14,188,440
1,430,000	Tenet Healthcare Corp., 4.375%, 10/01/2021	1,453,237
45,135,000	Tenet Healthcare Corp., 5.125%, 5/01/2025	45,360,675
54,975,000	Tenet Healthcare Corp., 6.750%, 6/15/2023	55,181,156
49,062,000	Tenet Healthcare Corp., 6.875%, 11/15/2031	43,297,215
990,000	Tenet Healthcare Corp., 8.125%, 4/01/2022	1,038,263
690,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	696,038

		289,543,176

	Home Construction – 0.5%
363,000	Beazer Homes USA, Inc., 7.250%, 2/01/2023	353,925
52,605,000	PulteGroup, Inc., 6.000%, 2/15/2035	53,920,125

		54,274,050

	Independent Energy – 3.7%
2,770,000	Anadarko Petroleum Corp., 4.500%, 7/15/2044	2,837,088

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$24,372,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	$25,801,418
7,440,000	Baytex Energy Corp., 5.125%, 6/01/2021, 144A	7,440,000
6,507,000	Baytex Energy Corp., 5.625%, 6/01/2024, 144A	6,214,185
8,199,000	Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash, 12/15/2023(a)(b)(c)(d)(j)(k)	5,411,340
11,379,000	California Resources Corp., 5.500%, 9/15/2021	8,180,591
1,709,000	California Resources Corp., 6.000%, 11/15/2024	991,220
82,285,000	California Resources Corp., 8.000%, 12/15/2022, 144A	62,022,319
1,835,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	1,734,075
24,610,000	Chesapeake Energy Corp., 8.000%, 1/15/2025	22,825,775
36,790,000	Chesapeake Energy Corp., 8.000%, 6/15/2027	32,421,187
19,891,000	Continental Resources, Inc., 3.800%, 6/01/2024	20,451,701
8,832,000	Continental Resources, Inc., 4.500%, 4/15/2023	9,279,620
608,000	Continental Resources, Inc., 5.000%, 9/15/2022	612,989
1,500,000	Denbury Resources, Inc., 7.750%, 2/15/2024, 144A	1,245,000
15,912,000	Halcon Resources Corp., 6.750%, 2/15/2025(c)(f)	4,773,600
20,735,000	Lonestar Resources America, Inc., 11.250%, 1/01/2023, 144A	19,674,197
145,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	138,113
16,830,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	15,988,500
2,000,000	Montage Resources Corp., 8.875%, 7/15/2023	1,685,000
2,660,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	2,660,000
186,667	Pan American Energy LLC, 7.875%, 5/07/2021, 144A	193,433
4,270,000	QEP Resources, Inc., 5.250%, 5/01/2023	4,109,875
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(c)(f)	1,217,250
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(c)(f)	621,000
4,915,000	SM Energy Co., 5.000%, 1/15/2024	4,509,513
9,235,000	SM Energy Co., 5.625%, 6/01/2025	8,403,850

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$17,818,000	SM Energy Co., 6.125%, 11/15/2022	$17,684,365
7,107,000	SM Energy Co., 6.625%, 1/15/2027	6,573,975
11,777,000	SM Energy Co., 6.750%, 9/15/2026	11,040,937
25,660,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 8.750%, 4/15/2023, 144A	16,679,000
3,615,000	Vine Oil & Gas LP/Vine Oil & Gas Finance Corp., 9.750%, 4/15/2023, 144A	2,340,713
38,670,000	Whiting Petroleum Corp., 5.750%, 3/15/2021	38,960,025
7,005,000	Whiting Petroleum Corp., 6.250%, 4/01/2023	6,990,149
33,205,000	Whiting Petroleum Corp., 6.625%, 1/15/2026	32,022,072

		403,734,075

	Life Insurance – 2.6%
6,212,000	American International Group, Inc., 4.875%, 6/01/2022	6,659,574
67,930,000	AXA S.A., (fixed rate to 12/14/2036, variable rate thereafter), 6.379%, 144A(h)	76,972,842
1,185,000	AXA S.A., EMTN, (fixed rate to 10/16/2019, variable rate thereafter), 6.772%, (GBP)(h)	1,522,657
7,878,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	6,582,351
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	16,333,219
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	16,127,375
2,030,000	MetLife, Inc., (fixed rate to 4/08/2038, variable rate thereafter), 9.250%, 4/08/2068, 144A	2,842,000
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	74,272,405
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(c)(f)	62,245,939
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(c)(f)	17,056,354

		280,614,716

	Local Authorities – 0.7%
99,500,000	New South Wales Treasury Corp., 4.000%, 4/08/2021, (AUD)	73,365,849
1,507,000	Ontario Hydro, 6.042%, 11/27/2020, (CAD)(l)	1,116,841

		74,482,690

	Media Entertainment – 0.1%
164,410,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	6,078,298

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – 1.4%
$8,456,540	1839688 Alberta ULC, 14.000% PIK, 14.000% Cash, 2/13/2020(a)(b)(i)(k)	$—
35,180,000	ArcelorMittal, 6.750%, 3/01/2041	41,007,334
3,635,000	ArcelorMittal, 7.000%, 10/15/2039	4,313,168
3,950,000	Barrick Gold Corp., 5.800%, 11/15/2034	4,454,767
23,735,000	Barrick North America Finance LLC, 5.750%, 5/01/2043	29,657,260
12,096,000	Commercial Metals Co., 5.375%, 7/15/2027	12,035,520
5,000,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	4,637,500
27,000	First Quantum Minerals Ltd., 7.000%, 2/15/2021, 144A	27,540
16,650,000	First Quantum Minerals Ltd., 7.250%, 5/15/2022, 144A	16,566,750
1,445,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	1,376,363
11,965,000	Russel Metals, Inc., 6.000%, 4/19/2022, 144A, (CAD)	9,216,673
4,814,000	United States Steel Corp., 6.250%, 3/15/2026	4,284,460
14,885,000	United States Steel Corp., 6.650%, 6/01/2037	12,503,400
10,540,000	Worthington Industries, Inc., 6.500%, 4/15/2020	10,821,922

		150,902,657

	Midstream – 1.1%
755,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022, 144A	765,381
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	9,502,500
7,325,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 4.500%, 11/01/2023	7,738,003
1,455,000	Energy Transfer Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	1,546,696
310,000	Gibson Energy, Inc., 5.375%, 7/15/2022, 144A, (CAD)	240,274
31,400,000	IFM U.S. Colonial Pipeline 2 LLC, 6.450%, 5/01/2021, 144A	32,463,756
17,922,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	17,742,780
11,555,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023	12,074,975
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	260,350
15,845,000	Summit Midstream Partners LP, Series A, (fixed rate to 12/15/2022, variable rate thereafter), 9.500%(h)	14,307,718

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$18,753,000	Williams Cos., Inc., 3.350%, 8/15/2022	$19,113,040

		115,755,473

	Mortgage Related – 0.0%
30,751	FHLMC, 5.000%, 12/01/2031	32,744

	Oil Field Services – 1.7%
7,525,000	Bellatrix Exploration Ltd., 8.500%, 9/11/2023(a)(b)(c)(d)(j)	6,622,000
15,500,000	Ensco Rowan PLC, 7.750%, 2/01/2026	11,547,500
8,997,000	Global Marine, Inc., 7.000%, 6/01/2028	7,827,390
15,000,000	Nabors Industries, Inc., 5.100%, 9/15/2023	13,228,650
13,165,000	Noble Holding International Ltd., 7.875%, 2/01/2026, 144A	11,326,111
10,000	Precision Drilling Corp., 5.250%, 11/15/2024	9,250
4,722	Precision Drilling Corp., 6.500%, 12/15/2021	4,734
2,710,000	Shelf Drilling Holdings Ltd., 8.250%, 2/15/2025, 144A	2,501,330
27,645,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	28,508,906
51,710,000	Transocean, Inc., 5.800%, 10/15/2022	50,805,075
64,067,000	Transocean, Inc., 6.800%, 3/15/2038	48,050,250
2,170,000	Transocean, Inc., 7.500%, 4/15/2031	1,844,500

		182,275,696

	Paper – 1.3%
38,882,000	Georgia-Pacific LLC, 7.750%, 11/15/2029	55,060,843
9,625,000	International Paper Co., 8.700%, 6/15/2038	13,763,026
8,214,000	WestRock MWV LLC, 7.950%, 2/15/2031	10,986,228
25,138,000	WestRock MWV LLC, 8.200%, 1/15/2030	33,882,726
4,127,000	Weyerhaeuser Co., 6.950%, 10/01/2027	5,172,554
14,035,000	Weyerhaeuser Co., 7.375%, 3/15/2032	19,622,851

		138,488,228

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Property & Casualty Insurance – 0.2%
$13,985,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.857%, 1/15/2033, 144A(e)(g)	$9,772,019
80,000	MBIA Insurance Corp., 3-month LIBOR + 11.260%, 13.857%, 1/15/2033(e)(g)	55,900
7,635,000	Radian Group, Inc., 4.500%, 10/01/2024	7,820,454

		17,648,373

	Retailers – 0.6%
4,680,000	Dillard’s, Inc., 7.000%, 12/01/2028	5,021,640
7,182,000	Dillard’s, Inc., 7.750%, 7/15/2026	7,930,508
2,250,000	Dillard’s, Inc., 7.750%, 5/15/2027	2,471,660
36,970,000	J.C. Penney Corp., Inc., 6.375%, 10/15/2036(c)(f)	9,612,200
3,515,000	J.C. Penney Corp., Inc., 7.625%, 3/01/2097	843,600
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	10,324,738
35,020,000	Michaels Stores, Inc., 8.000%, 7/15/2027, 144A	34,858,558

		71,062,904

	Supermarkets – 0.2%
14,985,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 5.750%, 3/15/2025(c)(f)	15,101,883
6,795,000	Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024(c)(f)	7,041,319
2,705,000	Safeway, Inc., 7.250%, 2/01/2031(c)(f)	2,650,900

		24,794,102

	Supranational – 0.4%
18,525,000	European Investment Bank, MTN, 6.000%, 8/06/2020, (AUD)	13,673,242
40,000,000	Inter-American Development Bank, MTN, 6.500%, 8/20/2019, (AUD)	28,291,439

		41,964,681

	Technology – 1.1%
73,905,000	KLA-Tencor Corp., 4.650%, 11/01/2024	80,987,132
12,970,000	KLA-Tencor Corp., 5.650%, 11/01/2034	14,758,350
2,277,000	Samsung Electronics Co. Ltd., 7.700%, 10/01/2027, 144A	2,678,071
17,527,000	Seagate HDD Cayman, 4.875%, 6/01/2027	17,587,896

		116,011,449

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Transportation Services – 0.2%
$20,994,000		APL Ltd., 8.000%, 1/15/2024(c)(f)	$17,634,960

		Treasuries – 14.6%
545,500,000		Canadian Government Bond, 0.750%, 9/01/2020, (CAD)	412,231,461
2,331,740,000		Central Bank of Iceland, 7.250%, 10/26/2022, (ISK)	20,706,203
3,930,000		Hellenic Republic Government Bond, Series PSI, (Step to 3.650% on 2/24/2020), 3.000%, 2/24/2041, (EUR)(m)	4,726,577
8,600,000	(†††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	40,736,500
8,554,600	(†††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	43,722,446
4,579,595	(†††)	Mexican Fixed Rate Bonds, Series M, 7.750%, 5/29/2031, (MXN)	24,113,216
10,160,320	(†††)	Mexican Fixed Rate Bonds, Series M-20, 7.500%, 6/03/2027, (MXN)	52,832,341
39,547,655	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.000%, 12/07/2023, (MXN)	210,435,249
3,288,446	(†††)	Mexican Fixed Rate Bonds, Series M-20, 8.500%, 5/31/2029, (MXN)	18,219,640
34,470,000	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	200,233,547
113,749	(†††)	Mexican Fixed Rate Bonds, Series M-20, 10.000%, 12/05/2024, (MXN)	660,759
128,565,000		New Zealand Government Bond, 6.000%, 5/15/2021, (NZD)	94,077,665
83,000,000		New Zealand Government Bond, Series 420, 3.000%, 4/15/2020, (NZD)	56,539,949
764,599,000		Norway Government Bond, 3.750%, 5/25/2021, 144A, (NOK)	93,791,181
253,010,000		Republic of Brazil, 8.500%, 1/05/2024, (BRL)	69,618,189
97,345,000		Republic of Brazil, 10.250%, 1/10/2028, (BRL)	29,297,170
203,945,000		U.S. Treasury Bond, 3.000%, 8/15/2048	223,670,306

			1,595,612,399

		Wireless – 0.9%
281,500,000		America Movil SAB de CV, 6.450%, 12/05/2022, (MXN)	13,734,927
143,600,000		America Movil SAB de CV, 8.460%, 12/18/2036, (MXN)	6,826,962
53,182,000		Sprint Capital Corp., 6.875%, 11/15/2028	54,660,459
8,400,000		Sprint Capital Corp., 8.750%, 3/15/2032	9,723,000
10,853,000		Sprint Corp., 7.125%, 6/15/2024	11,507,436

			96,452,784

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – 4.3%
$137,303,000	AT&T, Inc., 4.300%, 2/15/2030	$146,957,611
18,120,000	AT&T, Inc., 4.500%, 3/09/2048	18,526,140
19,930,000	AT&T, Inc., 4.550%, 3/09/2049	20,342,571
5,790,000	Bell Canada, Inc., MTN, 6.550%, 5/01/2029, 144A, (CAD)	5,683,710
3,695,000	Bell Canada, Inc., MTN, 7.300%, 2/23/2032, 144A, (CAD)	3,873,691
10,946,000	Bell Canada, Inc., Series M-17, 6.100%, 3/16/2035, 144A, (CAD)	10,697,666
1,875,000	CenturyLink, Inc., 5.625%, 4/01/2025	1,912,500
5,480,000	CenturyLink, Inc., Series G, 6.875%, 1/15/2028	5,480,000
1,700,000	CenturyLink, Inc., Series S, 6.450%, 6/15/2021	1,797,750
11,795,000	CenturyLink, Inc., Series W, 6.750%, 12/01/2023	12,723,856
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,691,278
425,000	Cincinnati Bell, Inc., 7.000%, 7/15/2024, 144A	375,063
23,492,000	Cincinnati Bell, Inc., 8.000%, 10/15/2025, 144A	19,968,200
8,990,000	Qwest Corp., 7.250%, 9/15/2025	10,009,316
49,543,000	Telecom Italia Capital S.A., 6.000%, 9/30/2034	50,533,860
23,485,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	24,365,687
4,300,000	Telecom Italia SpA, EMTN, 5.875%, 5/19/2023, (GBP)	5,937,945
4,700,000	Telefonica Emisiones S.A., EMTN, 5.289%, 12/09/2022, (GBP)	6,711,825
18,145,000	Telefonica Emisiones S.A., EMTN, 5.375%, 2/02/2026, (GBP)	27,492,970
71,128,000	Verizon Communications, Inc., 4.329%, 9/21/2028	78,777,816
5,495,000	Windstream Services LLC/Windstream Finance Corp., 9.000%, 6/30/2025, 144A(i)	3,805,288
12,552,000	Windstream Services LLC/Windstream Finance Corp., 10.500%, 6/30/2024, 144A(i)	9,100,200

		468,764,943

	Total Non-Convertible Bonds (Identified Cost $6,581,857,385)	6,237,346,051

Convertible Bonds – 4.0%
	Cable Satellite – 2.0%
48,505,000	DISH Network Corp., 2.375%, 3/15/2024	44,807,242

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Cable Satellite – continued
$177,520,000	DISH Network Corp., 3.375%, 8/15/2026	$172,582,119

		217,389,361

	Finance Companies – 0.1%
18,765,000	iStar, Inc., 3.125%, 9/15/2022	19,254,824

	Independent Energy – 0.6%
58,440,000	Chesapeake Energy Corp., 5.500%, 9/15/2026	46,645,552
14,628,000	SM Energy Co., 1.500%, 7/01/2021	13,459,932
4,415,000	Whiting Petroleum Corp., 1.250%, 4/01/2020	4,271,512

		64,376,996

	Leisure – 0.3%
35,626,000	Rovi Corp., 0.500%, 3/01/2020	34,691,530

	Media Entertainment – 0.1%
6,471,422	Liberty Interactive LLC, 3.500%, 1/15/2031	10,970,607

	Pharmaceuticals – 0.1%
4,102,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	4,258,389
1,263,000	BioMarin Pharmaceutical, Inc., 1.500%, 10/15/2020	1,416,139

		5,674,528

	Technology – 0.8%
13,345,000	Booking Holdings, Inc., 0.900%, 9/15/2021	15,265,314
6,420,000	Evolent Health, Inc., 2.000%, 12/01/2021	5,706,781
27,117,000	Nuance Communications, Inc., 1.000%, 12/15/2035	25,398,325
16,613,000	Nuance Communications, Inc., 1.250%, 4/01/2025	16,295,359
1,566,000	Nuance Communications, Inc., 1.500%, 11/01/2035	1,566,543
23,950,000	Western Digital Corp., 1.500%, 2/01/2024, 144A	21,507,836

		85,740,158

	Total Convertible Bonds (Identified Cost $445,986,637)	438,098,004

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Municipals – 1.7%
	District of Columbia – 0.1%
$5,610,000	Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Series D, 8.000%, 10/01/2047	$8,773,872

	Illinois – 0.3%
25,725,000	State of Illinois, 5.100%, 6/01/2033	27,090,483

	Michigan – 0.1%
12,705,000	Michigan Tobacco Settlement Finance Authority Taxable Turbo, Series A, 7.309%, 6/01/2034	12,731,172

	Virginia – 0.8%
95,465,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	90,055,953

	Puerto Rico – 0.4%
85,210,000	Commonwealth of Puerto Rico, GO, Refunding, Series A, 8.000%, 7/01/2035(i)	44,096,175

	Total Municipals (Identified Cost $205,866,584)	182,747,655

	Total Bonds and Notes (Identified Cost $7,233,710,606)	6,858,191,710

Senior Loans – 0.8%
	Chemicals – 0.4%
48,235,000	Houghton International, Inc., New 2nd Lien Term Loan, 1-month LIBOR + 8.500%, 10.902%, 12/20/2020(g)	48,114,412

	Financial Other – 0.1%
14,050,411	DBRS Ltd., Term Loan, 3-month LIBOR + 5.250%, 7.772%, 3/04/2022(g)	14,032,848

	Media Entertainment – 0.2%
17,644,190	iHeartCommunications, Inc., Exit Term Loan, 5/01/2026(n)	17,660,775

	Oil Field Services – 0.0%
3,694,643	Petroleum Geo-Services ASA, New Term Loan B, 3-month LIBOR + 2.500%, 4.830%, 3/19/2021(g)	3,517,817

	Technology – 0.1%
7,048,927	IQOR U.S., Inc., 2nd Lien Term Loan, 3-month LIBOR + 8.750%, 11.342%, 4/01/2022(a)(g)	5,427,674

	Total Senior Loans (Identified Cost $95,999,381)	88,753,526

Shares
Common Stocks – 8.5%
	Automobiles – 2.0%
21,480,222	Ford Motor Co.	219,742,671

Shares	Description	Value (†)
Common Stocks – continued
	Diversified Telecommunication Services – 3.4%
11,115,698	AT&T, Inc.	$372,487,040

	Electronic Equipment, Instruments & Components – 0.9%
2,911,221	Corning, Inc.	96,739,874

	Media – 0.1%
1,740,413	Clear Channel Outdoor Holdings, Inc.(e)	8,214,749
204,160	Dex Media, Inc.(d)(e)	1,701,265
83,772	iHeartMedia, Inc., Class A(e)	1,260,769

		11,176,783

	Oil, Gas & Consumable Fuels – 0.1%
3,016,077	Bellatrix Exploration Ltd.(a)(b)(c)(d)(e)(j)	368,501
1,033,462	Chesapeake Energy Corp.(e)	2,015,251
2,354	Frontera Energy Corp.	24,339
209,391	Paragon Offshore Ltd., Litigation Units, Class A(d)(e)	73,287
299,302	Paragon Offshore Ltd., Litigation Units, Class B(a)(b)(d)(e)	5,986,040
2,021	Southcross Holdings Group LLC(d)(e)	—
2,021	Southcross Holdings LP, Class A(d)(e)	1,061,025

		9,528,443

	Pharmaceuticals – 2.0%
4,922,378	Bristol-Myers Squibb Co.	223,229,842

	Total Common Stocks (Identified Cost $887,090,063)	932,904,653

Preferred Stocks – 1.8%
Convertible Preferred Stocks – 1.7%
	Banking – 0.3%
25,823	Bank of America Corp., Series L, 7.250%	35,429,156

	Communications – 0.0%
4,982	Cincinnati Bell, Inc., Series B, 6.750%	183,637

	Independent Energy – 0.4%
257,387	Chesapeake Energy Corp., 4.500%	13,680,119
503,052	Chesapeake Energy Corp., 5.000%	20,499,369
16,454	Chesapeake Energy Corp., Series A, 5.750%, 144A	7,783,523

		41,963,011

	Midstream – 0.6%
3,044	Chesapeake Energy Corp., 5.750%	1,455,845
50,481	Chesapeake Energy Corp., 5.750%	23,879,910
39,322	Chesapeake Energy Corp., 5.750%, 144A	18,806,411

Shares	Description	Value (†)
Preferred Stocks – continued
Convertible Preferred Stocks – continued
	Midstream – continued
433,942	El Paso Energy Capital Trust I, 4.750%	$22,998,926

		67,141,092

	REITs—Diversified – 0.4%
745,513	iStar, Inc., Series J, 4.500%	38,495,566

	Total Convertible Preferred Stocks (Identified Cost $221,907,938)	183,212,462

Non-Convertible Preferred Stocks – 0.1%
	Electric – 0.0%
2,925	Connecticut Light & Power Co. (The), 1.900%	143,868
50,100	Southern California Edison Co., 4.780%	1,077,150

		1,221,018

	Finance Companies – 0.0%
16,004	iStar, Inc., Series G, 7.650%	406,822

	Home Construction – 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%(e)	158,601

	REITs—Office Property – 0.0%
2,318	Highwoods Properties, Inc., Series A, 8.625%	2,839,550

	REITs—Warehouse/Industrials – 0.1%
169,007	Prologis, Inc., Series Q, 8.540%	11,331,919

	Total Non-Convertible Preferred Stocks (Identified Cost $11,892,010)	15,957,910

	Total Preferred Stocks (Identified Cost $233,799,948)	199,170,372

Closed-End Investment Companies – 0.0%
170,002	NexPoint Strategic Opportunities Fund (Identified Cost $9,807,937)	3,216,438

Warrants – 0.1%
629,462	iHeartMedia, Inc., Expiration on 5/1/2039(e) (Identified Cost $15,276,366)	9,284,560

Principal Amount (‡)
Short-Term Investments – 26.6%
$123,565,000	Ford Motor Credit Co. LLC, 4.331%, 12/02/2019(o)	121,898,780

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – continued
$455,047,834	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $455,104,715 on 7/01/2019 collateralized by $246,215,000 U. S. Treasury Note, 2.625% due 12/31/2023 valued at $258,620,050; $100,000,000 U. S. Treasury Note, 1.625% due 10/31/2023 valued at $99,720,900; $47,225,000 U. S. Treasury Note, 2.500% due 8/15/2023 valued at $49,076,220; $25,000,000 U. S. Treasury Note, 2.125% due 3/31/2024 valued at $25,538,200; $28,320,000 U. S. Treasury Note, 2.500% due 5/15/2024 valued at $29,369,596; $1,805,000 U. S. Treasury Note, 2.250% due 4/30/2021 valued at $1,826,304 including accrued interest(p)	$455,047,834
300,000,000	U.S. Treasury Bills, 2.050%-2.381%, 9/26/2019(o)(q)	298,495,626
26,920,000	U.S. Treasury Bills, 2.306%, 8/22/2019(o)	26,838,382
160,000,000	U.S. Treasury Bills, 2.318%, 11/29/2019(o)	158,614,155
450,000,000	U.S. Treasury Bills, 2.320%-2.445%, 8/29/2019(o)(q)	448,451,249
75,000,000	U.S. Treasury Bills, 2.350%, 11/14/2019(o)	74,417,750
375,000,000	U.S. Treasury Bills, 2.360%-2.441%, 9/05/2019(o)(q)	373,561,406
109,000,000	U.S. Treasury Bills, 2.385%, 10/24/2019(o)	108,307,528
250,000,000	U.S. Treasury Bills, 2.391%-2.394%, 10/03/2019(o)(q)	248,634,063
25,000,000	U.S. Treasury Bills, 2.430%, 8/08/2019(o)	24,945,606
50,000,000	U.S. Treasury Bills, 2.432%, 7/25/2019(o)	49,935,000
515,000,000	U.S. Treasury Bills, 2.435%-2.437%, 8/15/2019(o)(q)	513,652,951

	Total Short-Term Investments (Identified Cost $2,901,001,076)	2,902,800,330

	Total Investments – 100.6% (Identified Cost $11,376,685,377)	10,994,321,589
	Other assets less liabilities – (0.6)%	(69,601,269)

	Net Assets – 100.0%	$10,924,720,320

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of June 30, 2019, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$182,162,040	1.7%	$62,617,648	0.6%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(††)	Amount shown represents units. One unit represents a principal amount of 25.
(†††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Level 3 security. Value has been determined using significant unobservable inputs.
(b)	Fair valued by the Fund’s adviser. At June 30, 2019, the value of these securities amounted to $62,617,648 or 0.6% of net assets.
(c)	Illiquid security.

(d)	Securities subject to restriction on resale. At June 30, 2019, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
Bellatrix Exploration Ltd.	6/04/2019	$3,790,394	$368,501	Less than 0.1%
Bellatrix Exploration Ltd., 8.500%	6/04/2019	7,374,500	6,622,000	0.1%
Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash	6/04/2019	5,411,340	5,411,340	Less than 0.1%
Dex Media, Inc.	8/12/2016	960,757	1,701,265	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class C	12/18/2014	20,216,062	16,132,418	0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class D	12/18/2014	8,431,082	4,216,384	Less than 0.1%
GCA2014 Holdings Ltd., Series 2014-1, Class E	12/18/2014	25,395,339	—	—
Hexion, Inc., 9.200%	12/21/1994	10,224,113	1,950,113	Less than 0.1%
Hexion, Inc., 7.875%	12/12/1994	27,762,340	5,859,652	0.1%
Hexion, Inc./Hexion Nova Scotia Finance ULC	2/14/2013	11,044,725	2,996,325	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class A	7/18/2017	1,451,033	73,287	Less than 0.1%
Paragon Offshore Ltd., Litigation Units, Class B	7/18/2017	28,157,326	5,986,040	0.1%
Southcross Holdings Group LLC	4/29/2016	—	—	—
Southcross Holdings LP, Class A	4/29/2016	2,950,992	1,061,025	Less than 0.1%

(e)	Non-income producing security.
(f)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At June 30, 2019, the value of these securities amounted to $182,162,040 or 1.7% of net assets.
(g)	Variable rate security. Rate as of June 30, 2019 is disclosed.
(h)	Perpetual bond with no specified maturity date.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Affiliated issuer.
(k)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional principal. No payments were made during the period.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(m)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(n)	Position is unsettled. Contract rate was not determined at June 30, 2019 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(q)

The Fund’s investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of Investments.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, the value of Rule 144A holdings amounted to $1,466,083,503 or 13.4% of net assets.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
GO	General Obligation
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
ISK	Icelandic Krona
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

A summary of affiliated transactions for the period ended June 30, 2019, is as follows:

	Beginning Value	Purchase Cost	Sales Proceeds	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Investment Income
Bellatrix Exploration Ltd., 9.500% PIK, 3.000% Cash	$—	$5,411,340	$—	$26,777	$—	$(26,777)	$5,411,340	$76,866
Bellatrix Exploration Ltd., 8.500%	—	7,374,500	—	2,174	—	(754,674)	6,622,000	47,445
Bellatrix Exploration Ltd.	—	3,790,394	—	—	—	(3,421,893)	368,501	—

	$—	$16,576,234	$—	$28,951	$—	$(4,203,344)	$12,401,841	$124,311

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$10,701,155	$42,664,138	(a)(b)	$53,365,293
Finance Companies	3,095,040	396,659,675	1,565,629	(c)	401,320,344
Independent Energy	—	398,322,735	5,411,340	(c)	403,734,075
Metals & Mining	—	150,902,657	—	(b)	150,902,657
Oil Field Services	—	175,653,696	6,622,000	(c)	182,275,696
All Other Non-Convertible Bonds*	—	5,045,747,986	—		5,045,747,986

Total Non-Convertible Bonds	3,095,040	6,177,987,904	56,263,107		6,237,346,051

Convertible Bonds*	—	438,098,004	—		438,098,004
Municipals*	—	182,747,655	—		182,747,655

Total Bonds and Notes	3,095,040	6,798,833,563	56,263,107		6,858,191,710

Senior Loans
Technology	—	—	5,427,674	(d)	5,427,674
All Other Senior Loans*	—	83,325,852	—		83,325,852

Total Senior Loans	—	83,325,852	5,427,674		88,753,526

Common Stocks
Media	9,475,518	1,701,265	—		11,176,783
Oil, Gas & Consumable Fuels	2,039,590	1,134,312	6,354,541	(c)	9,528,443
All Other Common Stocks*	912,199,427	—	—		912,199,427

Total Common Stocks	923,714,535	2,835,577	6,354,541		932,904,653

Preferred Stocks
Convertible Preferred Stocks
Independent Energy	13,680,119	28,282,892	—		41,963,011
Midstream	22,998,926	44,142,166	—		67,141,092
REITs - Diversified	—	38,495,566	—		38,495,566
All Other Convertible Preferred Stocks*	35,612,793	—	—		35,612,793

Total Convertible Preferred Stocks	72,291,838	110,920,624	—		183,212,462

Non-Convertible Preferred Stocks
Electric	1,077,150	143,868	—		1,221,018
REITs - Office Property	—	2,839,550	—		2,839,550
REITs - Warehouse/Industrials	—	11,331,919	—		11,331,919
All Other Non-Convertible Preferred Stocks*	565,423	—	—		565,423

Total Non-Convertible Preferred Stocks	1,642,573	14,315,337	—		15,957,910

Total Preferred Stocks	73,934,411	125,235,961	—		199,170,372

Closed-End Investment Companies	3,216,438	—	—		3,216,438
Warrants	—	9,284,560	—		9,284,560
Short-Term Investments	—	2,902,800,330	—		2,902,800,330

Total	$1,003,960,424	$9,922,315,843	$68,045,322		$10,994,321,589

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Fair valued by the Fund’s adviser ($26,531,720) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($16,132,418).
(b)	Includes a security fair valued at zero using Level 3 inputs.
(c)	Fair valued by the Fund’s adviser.
(d)	Valued using broker-dealer bid prices.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2018 and/or June 30, 2019:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2018		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of June 30, 2019		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at June 30, 2019
Bonds and Notes
Non-Convertible Bonds
ABS Other	$46,028,298	(a)	$—	$55,425	$320,171	$911,276	$(4,651,032)	$—	$—	$42,664,138	(a)	$389,920
Finance Companies	—		1,040	—	(16,411)	—	—	1,581,000	—	1,565,629		(16,411)
Independent Energy	—		26,777	—	(26,777)	5,411,340	—	—	—	5,411,340		(26,777)
Metals & Mining	4,228		146,948	—	(151,176)	—	—	—	—	-	(a)	(151,176)
Oil Field Services	—		2,174	—	(754,674)	7,374,500	—	—	—	6,622,000		(754,674)
Senior Loans
Technology	—		57,142	—	(750)	—	—	5,371,282	—	5,427,674		(750)
Common Stocks
Oil, Gas & Consumable Fuels	—		—	—	(9,033,806)	3,790,394	—	11,597,953	—	6,354,541		(9,033,806)

Total	$46,032,526		$234,081	$55,425	$(9,663,423)	$17,487,510	$(4,651,032)	$18,550,235	$—	$68,045,322		$(9,593,674)

(a)	Includes a security fair valued at zero using Level 3 Inputs.

A debt security valued at $1,581,000 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019 this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

A debt security valued at $5,371,282 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued at a bid price furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

A common stock valued at $11,597,953 was transferred from Level 2 to Level 3 during the period ended June 30, 2019. At September 30, 2018, this security was valued on the basis of closing bid quotations furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At June 30, 2019, this security was valued at fair value as determined in good faith by the Fund’s advisor using broker-dealer bid prices for which the inputs are unobservable to the Fund.

All transfers are recognized as of the beginning of the reporting period.

Industry Summary at June 30, 2019 (Unaudited)

Treasuries	14.6%
Banking	5.5
Independent Energy	4.7
Wirelines	4.3
Finance Companies	3.8
Diversified Telecommunication Services	3.4
Cable Satellite	2.9
Healthcare	2.6
Life Insurance	2.6
Pharmaceuticals	2.1
Automobiles	2.0
Technology	2.0
Other Investments, less than 2% each	23.5
Short-Term Investments	26.6
Closed-End Investment Companies	0.0 *

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%

*	Less than 0.1%

Currency Exposure Summary at June 30, 2019 (Unaudited)

United States Dollar	83.4%
Mexican Peso	5.7
Canadian Dollar	5.5
Other, less than 2% each	6.0

Total Investments	100.6
Other assets less liabilities	(0.6)

Net Assets	100.0%